Revenues by Geographic Area (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 PRC USD ($)	Dec. 31, 2013 PRC CNY	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC CNY	Dec. 31, 2013 Non-PRC USD ($)	Dec. 31, 2013 Non-PRC CNY	Dec. 31, 2012 Non-PRC CNY	Dec. 31, 2011 Non-PRC CNY
Revenues:
Revenues	$ 5,265,408	31,875,202	22,198,685	14,444,636	$ 11,352	68,722	107,341	56,150